SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 CNY (¥)
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue		100.00%
Goodwill, Impairment Loss	$ 0	$ 1,855	$ 0
Effective Value Added Tax Rate		17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	10
Impairment loss on long-term investment	$ 0	$ 0	325	¥ 2,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	$ (299)	$ (6,765)	$ 794
Percentage Of Currency Depreciation	8.68%	0.64%	0.42%	0.42%
Retained Amount of Accounts Receivable	$ 10,848	$ 10,380	$ 9,653
Government Grants Received	6,085	7,593	5,792
Revenue from Grants	2,886	$ 2,191	5,103
Integrated Solutions Contracts Range Minimum		6 months
Integrated Solutions Contracts Range Maximum		5 years
Translation adjustments	$ (48,841)	$ (1,386)	$ 2,146
Decreased Net Income Per Share Basic | $ / shares	$ 0.51	$ 0.45	$ 0.08
Decreased Net Income Per Share diluted | $ / shares	$ 0.50	$ 0.44	$ 0.08
Decreased Net Income	$ 30,270	$ 26,232	$ 4,436
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	8	5,878
SINGAPORE
Accounting Policies [Line Items]
Deposits Assets	$ 7,042	$ 14,721
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 35,318	$ 29,051
Cost-method Investments [Member]
Accounting Policies [Line Items]
Revenue from Grants	$ 2,886
Software Development [Member]
Accounting Policies [Line Items]
Percentage Of Value Added Tax Refunded		3.00%
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period		6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period		3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years